Organization and Principal Activities - Results of Operations and Cash Flows of VIEs and its Subsidiaries taken as Whole (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Revenue	¥ 5,303,835	$ 832,288	¥ 5,825,624	¥ 4,647,513
VIEs to Equity Subsidiaries
Variable Interest Entity [Line Items]
Revenue	131,300		12,600
VIEs to Primary Beneficiary of VIEs and their Subsidiaries
Variable Interest Entity [Line Items]
Revenue	¥ 100		¥ 13,400